Contingencies And Commitments (Cash Flow Information Related To Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contingencies And Commitments [Abstract]
Operating cash flows from operating leases	$ 47	$ 47	$ 54
Financing cash flows from finance leases	74	62	53
Operating leases	$ 23	$ 8	$ 10